Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of Deferred revenue Recognition

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management services and technical services	50,291	48,416	36,948	5,663
Brand royalty fees	5,189	5,081	—	—
Consumable and equipment sales	5,867	9,482	26,105	4,001
Medical service	37,770	54,048	76,997	11,800
Medicine income	15,058	22,777	30,055	4,606
ASC 606 revenue	114,175	139,804	170,105	26,070
ASC 842 revenue:
Operating lease income*	71,864	53,485	45,847	7,026
Sales-type lease income*	—	1,130	4,130	633
Direct financing lease income*	4,859	3,944	2,929	449
ASC 842 revenue	76,723	58,559	52,906	8,108
Total revenue	190,898	198,363	223,011	34,178

*     Operating lease income, sales-type lease income and direct financing lease income were recognized under ASC 842, Leases.